MEZZANINE EQUITY (Details Narrative) - shares			3 Months Ended	12 Months Ended
	Dec. 13, 2024	Mar. 29, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Series C Preferred Stock [Member]
Temporary equity, shares issued			7,500,000	7,500,000	7,500,000
Shares issued	7,500,000
Temporary equity, shares outstanding			7,500,000	7,500,000	7,500,000
Series B Preferred Stock [Member]
Shares issued	10
Common Class A [Member]
Shares issued	2,334,092	1,400,000	2,200,000	2,200,000